Share capital and reserves - Ordinary Shares Narrative (Details)					2 Months Ended		12 Months Ended
	Jul. 10, 2024 shares	Nov. 06, 2023 USD ($)	Jul. 06, 2023 shares	Aug. 05, 2021 USD ($)	Feb. 27, 2025 EUR (€) shares	Feb. 27, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share repurchase programme | $		$ 500,000,000		$ 500,000,000
Payments to acquire or redeem entity's shares | €							€ 118,700,000		€ 170,900,000		€ 26,800,000
Share based payment charge | €							€ 8,800,000		€ 24,100,000		€ 8,100,000
Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)							476,552	476,552	761,544	761,544
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)	35,082		29,676
Ordinary shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares								$ 17.50		$ 16.33		$ 26.23		$ 24.50
Costs related to transactions | €							€ 100,000		€ 200,000				€ 100,000
Number of shares repurchased (in shares)					2,659,929	2,659,929	7,415,614	7,415,614	11,314,705	11,314,705	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares					€ 44,300,000	$ 45,900,000	€ 119,600,000	$ 129,900,000	€ 170,900,000	$ 185,000,000.0	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Ordinary shares | Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Number of equity instruments exercised (in shares)	23,118		18,450